Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	8,975
Forward foreign exchange contracts	91	247
Derivative assets designated and effective as hedging instruments carried at fair value
Cross-currency swaps	2,418	—
Total	2,509	9,222
Derivative financial instruments, current assets	596	4,100
Derivative financial instruments, non-current assets	1,913	5,122
Total	2,509	9,222

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	53,192	291
Forward foreign exchange contracts	1,020	3,150
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross-currency swaps	—	8,688
Total	54,212	12,129
Derivative financial instruments, current liability	25,518	4,494
Derivative financial instruments, non-current liability	28,694	7,635
Total	54,212	12,129

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	Contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	Citibank Europe PLC UK	February 2022	1	October 2022	1.1279	€3,500
GasLog	HSBC	February 2022	3	January-March 2023	1.1373-1.1403	€1,500
GasLog	ABN Amro Bank N.V.	February 2022	2	November-December 2022	1.1327-1.1344	€2,000
GasLog	DNB	April 2022	6	January-June 2023	1.1000	€6,000
GasLog	OCBC	April 2022	3	January-March 2023	1.1051-1.1098	€3,000
GasLog	DNB	June 2022	6	July-December 2023	1.1300	€6,000
					Total	€22,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	Contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	HSBC	April 2022	2	September-October 2022	1.3612-1.3622	S$	4,000
GasLog	ABN Amro Bank N.V.	April 2022	2	September-October 2022	1.3615-1.3624	S$	4,000
GasLog	OCBC	April 2022	2	September-October 2022	1.3633-1.3643	S$	8,000
GasLog	Nordea Bank Abp	May 2022	2	October 2022	1.3742-1.3825	S$	3,000
GasLog	ABN Amro Bank N.V.	May 2022	1	October 2022	1.3738	S$	1,000
GasLog	ABN Amro Bank N.V.	June 2022	2	October 2022 - February 2023	1.3845-1.3888	S$	7,500
GasLog	Citibank Europe PLC UK	June 2022	2	October 2022 - February 2023	1.3846-1.3889	S$	4,500
GasLog	Goldman Sachs Bank Europe SE	June 2022	2	October 2022 - February 2023	1.3768-1.3836	S$	3,500
GasLog	OCBC	June 2022	1	February 2023	1.3852	S$	2,500
					Total	S$	38,000